Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Assets:
Cash and deposits with banks	¥ 73,348,716	¥ 76,669,401
Call loans and bills bought	5,702,966	5,200,789
Reverse repurchase agreements and cash collateral on securities borrowed	21,923,897	22,076,009
Trading assets	5,825,732	6,176,613
Derivative financial instruments	8,306,494	8,313,016
Financial assets at fair value through profit or loss	2,254,221	2,902,969
Investment securities	33,184,239	33,546,133
Loans and advances	127,088,662	125,190,819
Investments in associates and joint ventures	1,817,612	1,588,820
Property, plant and equipment	1,328,317	1,319,002
Intangible assets	1,151,853	1,091,194
Other assets	8,607,375	7,983,972
Current tax assets	46,697	43,157
Deferred tax assets	89,104	63,176
Total assets	290,675,885	292,165,070
Liabilities:
Deposits	187,712,124	190,022,742
Call money and bills sold	3,613,678	4,378,277
Repurchase agreements and cash collateral on securities lent	28,145,501	27,791,101
Trading liabilities	4,187,484	4,838,439
Derivative financial instruments	9,279,351	9,303,258
Financial liabilities designated at fair value through profit or loss	630,618	597,846
Borrowings	11,523,632	12,697,699
Debt securities in issue	15,185,629	14,387,415
Provisions	303,556	333,301
Other liabilities	11,826,470	10,821,441
Current tax liabilities	232,324	239,190
Deferred tax liabilities	402,249	265,767
Total liabilities	273,042,616	275,676,476
Equity:
Capital stock	2,346,888	2,345,961
Capital surplus	664,280	663,063
Retained earnings	8,455,310	7,836,548
Treasury stock	(38,638)	(38,512)
Equity excluding other reserves	11,427,840	10,807,060
Other reserves	3,918,430	3,663,135
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	15,346,270	14,470,195
Non-controlling interests	156,810	150,022
Equity attributable to other equity instruments holders	2,130,189	1,868,377
Total equity	17,633,269	16,488,594
Total equity and liabilities	¥ 290,675,885	¥ 292,165,070